Related party and employee transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Due from related party	125,374,349	81,998,191
	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	50,057	1,638,292